1875 K Street, N.W. Washington, DC 20006-1238 Tel: 202 303 1000 Fax: 202 303 2000

March 9, 2016

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	Permal Alternative Select VIT Portfolio, a series of Legg Mason Partners Variable Equity Trust

Securities Act File No. 333-91278

Investment Company Act File No. 811-21128

Ladies and Gentlemen:

On behalf of the Registrant and pursuant to Rule 497 under the Securities Act of 1933, as amended, attached for filing are exhibits containing interactive data format risk/return summary information that mirrors the risk/return summary information in a supplement dated March 4, 2016, to the Prospectus dated May 1, 2015, for Permal Alternative Select VIT Portfolio filed under Rule 497(e) with the Securities and Exchange Commission on March 4, 2016.

Any questions or comments on this filing should be directed to the undersigned at 202-303-1232.

Very truly yours,

/s/ Neesa P. Sood
Neesa P. Sood

Enclosures

cc:	Rosemary D. Emmens, Legg Mason & Co., LLC

Harris C. Goldblat, Legg Mason & Co., LLC

Dianne E. O’Donnell, Willkie Farr & Gallagher LLP

Juliet Y. Mun, Willkie Farr & Gallagher LLP

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